Other payables - Derivative financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign currency option
Financial liabilities
Opening value at January 1	€ 654
New contracts		€ 338
Fair value adjustments	2,721	316
Exchange rate difference	30
Settlement foreign currency put and call contracts	(3,027)
Recognition premium income	(368)
Closing value at December 31	10	654
Consolidated entity | Foreign currency forwards
Financial assets.
Opening value at January 1	0
Fair value adjustments	1
Closing value at December 31	€ 1	€ 0